STOCKHOLDERS' EQUITY (Details - Options by exercise price)	12 Months Ended
Jun. 30, 2023 $ / shares shares
Option 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 1.44
Number of shares outstanding | shares	20,000
Weighted average contractual life	2 years 9 months
Weighted average exercise price	$ 1.44
Exercisable number of shares | shares	20,000
Exercisable weighted average exercise price	$ 1.44
Option 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 1.50
Number of shares outstanding | shares	26,666
Weighted average contractual life	2 years 11 months 23 days
Weighted average exercise price	$ 1.50
Exercisable number of shares | shares	26,666
Exercisable weighted average exercise price	$ 1.50
Option 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 1.65
Number of shares outstanding | shares	5,000
Weighted average contractual life	4 years 9 months 3 days
Weighted average exercise price	$ 1.65
Exercisable number of shares | shares	5,000
Exercisable weighted average exercise price	$ 1.65
Option 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 2.10
Number of shares outstanding | shares	33,333
Weighted average contractual life	5 years 1 month 6 days
Weighted average exercise price	$ 2.10
Exercisable number of shares | shares	33,333
Exercisable weighted average exercise price	$ 2.10
Option 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 2.19
Number of shares outstanding | shares	205,663
Weighted average contractual life	3 years 8 months 12 days
Weighted average exercise price	$ 2.19
Exercisable number of shares | shares	205,663
Exercisable weighted average exercise price	$ 2.19
Option 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 2.70
Number of shares outstanding | shares	12,000
Weighted average contractual life	11 months 8 days
Weighted average exercise price	$ 2.70
Exercisable number of shares | shares	12,000
Exercisable weighted average exercise price	$ 2.70
Option 8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 3.75
Number of shares outstanding | shares	15,000
Weighted average contractual life	6 years 8 months 19 days
Weighted average exercise price	$ 3.75
Exercisable number of shares | shares	15,000
Exercisable weighted average exercise price	$ 3.75
Option 9 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 3.90
Number of shares outstanding | shares	146,325
Weighted average contractual life	5 years 11 months 12 days
Weighted average exercise price	$ 3.90
Exercisable number of shares | shares	146,325
Exercisable weighted average exercise price	$ 3.90
Option 10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 4.20
Number of shares outstanding | shares	23,332
Weighted average contractual life	7 years 4 months 20 days
Weighted average exercise price	$ 4.20
Exercisable number of shares | shares	23,332
Exercisable weighted average exercise price	$ 4.20
Option 11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 4.26
Number of shares outstanding | shares	33,333
Weighted average contractual life	6 years 2 months 12 days
Weighted average exercise price	$ 4.26
Exercisable number of shares | shares	33,333
Exercisable weighted average exercise price	$ 4.26
Option 12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 4.35
Number of shares outstanding | shares	1,666
Weighted average contractual life	7 years 8 months 8 days
Weighted average exercise price	$ 4.35
Exercisable number of shares | shares	1,666
Exercisable weighted average exercise price	$ 4.35
Option 13 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 4.50
Number of shares outstanding | shares	23,332
Weighted average contractual life	6 years 5 months 8 days
Weighted average exercise price	$ 4.50
Exercisable number of shares | shares	23,332
Exercisable weighted average exercise price	$ 4.50
Option 14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 5.04
Number of shares outstanding | shares	178,173
Weighted average contractual life	7 years 11 months 4 days
Weighted average exercise price	$ 5.04
Exercisable number of shares | shares	178,173
Exercisable weighted average exercise price	$ 5.04
Option 15 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 5.43
Number of shares outstanding | shares	10,000
Weighted average contractual life	8 years 3 months 3 days
Weighted average exercise price	$ 5.43
Exercisable number of shares | shares	10,000
Exercisable weighted average exercise price	$ 5.43
Option 16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 5.61
Number of shares outstanding | shares	10,000
Weighted average contractual life	8 years 10 months 13 days
Weighted average exercise price	$ 5.61
Exercisable number of shares | shares	2,500
Exercisable weighted average exercise price	$ 5.61
Option 17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 5.85
Number of shares outstanding | shares	23,335
Weighted average contractual life	8 years 6 months 3 days
Weighted average exercise price	$ 5.85
Exercisable number of shares | shares	2,224
Exercisable weighted average exercise price	$ 5.85
Option 18 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 5.93
Number of shares outstanding | shares	4,000
Weighted average contractual life	9 years 6 months 10 days
Weighted average exercise price	$ 5.93
Exercisable number of shares | shares	4,000
Exercisable weighted average exercise price	$ 5.93
Option 19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.00
Number of shares outstanding | shares	26,664
Weighted average contractual life	8 years 8 months 19 days
Weighted average exercise price	$ 6.00
Exercisable number of shares | shares	13,334
Exercisable weighted average exercise price	$ 6.00
Option 20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.78
Number of shares outstanding | shares	90,000
Weighted average contractual life	9 years 6 months
Weighted average exercise price	$ 6.78
Exercisable number of shares | shares	90,000
Exercisable weighted average exercise price	$ 6.26
Option 21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.27
Number of shares outstanding | shares	77,654
Weighted average contractual life	8 years 7 months 9 days
Weighted average exercise price	$ 6.27
Exercisable number of shares | shares	25,885
Exercisable weighted average exercise price	$ 6.27
Option 22 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.78
Number of shares outstanding | shares	46,664
Weighted average contractual life	8 years 4 months 20 days
Weighted average exercise price	$ 6.78
Exercisable number of shares | shares	35,553
Exercisable weighted average exercise price	$ 6.78
Option 23 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.40
Number of shares outstanding | shares	65,000
Weighted average contractual life	9 years 9 months 25 days
Weighted average exercise price	$ 6.40
Exercisable number of shares | shares	2,500
Exercisable weighted average exercise price	$ 6.40
Option 24 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.94
Number of shares outstanding | shares	50,000
Weighted average contractual life	9 years 11 months 15 days
Weighted average exercise price	$ 6.94
Exercisable number of shares | shares	0
Exercisable weighted average exercise price	$ 0
Options [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding | shares	1,127,140
Weighted average contractual life	6 years 10 months 6 days
Weighted average exercise price	$ 4.54
Exercisable number of shares | shares	909,819
Exercisable weighted average exercise price	$ 4.04
Options [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	1.44
Options [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.94